Related Party Transactions and Balanes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Feb. 28, 2019	Dec. 31, 2018	May 03, 2017
Related Party Transactions and Balanes (Textual)
Related party transaction balance	$ 14,364
Short-term borrowings			$ 727,220
Fair value of ordinary share	274,027			$ 274,027
Fair value of compensate service rendered by the employee	827,413
Transferred expenses	$ 827,413
Shanghai Xingzhong Investment Management LLP [Member]
Related Party Transactions and Balanes (Textual)
Transferred of equity interest				4.00%
Shanghai Xingzhong Investment Management LLP [Member] | Minimum [Member]
Related Party Transactions and Balanes (Textual)
Transferred of equity interest		1.00%
Ordinary share		29,970
Shanghai Xingzhong Investment Management LLP [Member] | Maximum [Member]
Related Party Transactions and Balanes (Textual)
Transferred of equity interest		4.75%
Ordinary share		142,229
Zhongchao Shanghai [Member]
Related Party Transactions and Balanes (Textual)
Ordinary share				85,920